Other liabilities and provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other liabilities and provisions.
Contract termination provisions		€ 61,320
Provisions (non-current)		61,320
Provision for onerous contracts	€ 184	1,922
Contract termination provisions	37,216
Provisions (current)	37,400	1,922
Total Provisions (current & non-current)	€ 37,400	€ 63,242